Share Based Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£) shares
Share Based Payments (Details) [Line Items]
Options vest in instalments	4 years
Share based expiry years	10 years
Stock exercised	34,690
Cash at value (in Pounds)	£ 0.4
Fair value of recognized (in Pounds)	£ 1.1
Options vest in instalments	4 years
Options vest in instalments	10 years
Unapproved Options [Memebr]
Share Based Payments (Details) [Line Items]
Cash at value (in Pounds)	£ 0.4
Vested exercised (in Shares) | shares	44,114